Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous current liabilities [abstract]
Accrued interest	$ 179	$ 0
Accrued Interest Swap Loss	30	0
Accrued audit fees	82	63
Other accruals	3,262	1,953
Insurance deductibles	64	96
Other payables	59	47
Total	$ 3,676	$ 2,159